Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 – SUBSEQUENT EVENTS

Subsequent borrowings from and repayments to related parties

During the subsequent period, the Company obtained a three-month short term loan in the amount of $3,300,000 from a principal shareholder. The interest rate is 15% for the loan period and 24% for the period past due.

In February 2019, the Company obtained a five-year, non-interest bearing long term loan in the amount of RMB3,712,500 (approximately $554,000) from Rongfeng Cui. The Company needs to make monthly repayment to Rongfeng Cui in the amount of RMB61,875 (approximately $9,200) from March 2019 to February 2024. In March, April and May 2019, the Company made repayment of RMB61,875 (approximately $9,200), RMB61,875 (approximately $9,200) and RMB61,875 (approximately $9,200), respectively, to Rongfeng Cui.

Subsequent issuance of common shares

In January 2019, the Company issued 2,000,000 common shares at $0.5 per share to an investor with cash proceeds of $1,000,000 received in February 2019.